UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23216

FS Series Trust

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania	19112
(Address of principal executive offices)	(Zip code)

Michael C. Forman

FS Series Trust

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

                FS Multi-Strategy Alternatives Fund (the “Fund”) is a series of FS Series Trust (the “Trust”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund’s unaudited schedule of investments as of March 31, 2018 is set forth below:

2

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2018

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Corporate Bonds—19.8%
AK Steel Corp., 7.5%, 7/15/2023		Iron/Steel	$275	$297	$292
AMC Entertainment Holdings, Inc., 5.9%, 2/15/2022		Entertainment	25	25	25
American Axle & Manufacturing, Inc., 6.6%, 10/15/2022		Auto Parts & Equipment	200	208	207
Amkor Technology, Inc., 6.4%, 10/1/2022		Semiconductors	450	464	463
APX Group, Inc., 7.6%, 9/1/2023		Commercial Services	200	211	208
APX Group, Inc., 8.8%, 12/1/2020		Commercial Services	200	204	202
B&G Foods, Inc., 4.6%, 6/1/2021		Food	70	70	69
Beacon Roofing Supply, Inc., 6.4%, 10/1/2023		Distribution/Wholesale	200	212	211
CCO Holdings LLC / CCO Holdings Capital Corp., 5.1%, 2/15/2023		Media	300	307	302
Century Communities, Inc., 6.9%, 5/15/2022		Home Builders	100	104	103
Clear Channel Worldwide Holdings, Inc., 7.6%, 3/15/2020		Media	158	159	157
CyrusOne LP / CyrusOne Finance Corp., 5.4%, 3/15/2027		Real Estate Investment Trusts	350	351	351
DaVita, Inc., 5.8%, 8/15/2022	(d)	Healthcare-Services	257	264	264
DISH DBS Corp., 6.8%, 6/1/2021		Media	274	296	276
EnPro Industries, Inc., 5.9%, 9/15/2022		Miscellaneous Manufacturing	350	365	363
Envision Healthcare Corp., 5.6%, 7/15/2022		Healthcare-Services	350	356	352
General Cable Corp., 5.8%, 10/1/2022		Electrical Computer & Equipment	100	103	103
Genesis Energy LP / Genesis Energy Finance Corp., 6.8%, 8/1/2022		Pipelines	125	130	129
Genesis Energy LP / Genesis Energy Finance Corp., 6.5%, 10/1/2025		Pipelines	175	178	172
GEO Group, Inc., 5.9%, 1/15/2022		Real Estate Investment Trusts	375	386	386
Gibraltar Industries, Inc., 6.3%, 2/1/2021		Construction Materials	150	153	153
HCA, Inc., 5.4%, 2/1/2025		Healthcare-Services	250	260	251
Herbalife Ltd., 2.6%, 3/15/2024	(e)	Pharmaceuticals	138	140	139
HRG Group, Inc., 7.8%, 1/15/2022	(d)	Holding Companies-Diversified	700	730	728
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.0%, 8/1/2020		Apparel	300	308	307
II-VI, Inc., 0.3%, 9/1/2022	(e)	Electronics	29	31	32
Ingram Micro, Inc., 5.5%, 12/15/2024		Electronics	237	231	230
Iron Mountain, Inc., 5.8%, 8/15/2024		Real Estate Investment Trusts	300	307	292
iStar, Inc., 4.6%, 9/15/2020		Real Estate Investment Trusts	400	407	401
Level 3 Communications, Inc., 5.8%, 12/1/2022		Telecommunications	250	253	250
LIN Television Corp., 5.9%, 11/15/2022		Media	250	260	258
Live Nation Entertainment, Inc., 2.5%, 3/15/2023	(e)	Commercial Services	120	123	121
M/I Homes, Inc., 5.6%, 8/1/2025		Home Builders	150	153	144
M/I Homes, Inc., 6.8%, 1/15/2021		Home Builders	100	103	103
Marriott Vacations Worldwide Corp., 1.5%, 9/15/2022	(e)	Entertainment	424	486	465
Mercer International, Inc., 7.8%, 12/1/2022		Forest Products & Paper	125	132	133
NGL Energy Partners LP / NGL Energy Finance Corp., 6.9%, 10/15/2021		Gas	75	77	75
NRG Energy, Inc., 6.3%, 7/15/2022		Electric	300	312	309
NuStar Logistics LP, 4.8%, 9/1/2020		Pipelines	234	238	234
Oasis Petroleum, Inc., 7.3%, 2/1/2019		Oil & Gas	225	225	226
Pactiv LLC , 8.0%, 12/15/2025		Packaging & Containers	150	171	168
Penske Automotive Group, Inc., 5.8%, 10/1/2022		Retail	350	360	359

3

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Pitney Bowes, Inc., 3.6%, 9/15/2020		Office/Business Equipment	$75	$75	$74
Rite Aid Corp., 6.8%, 6/15/2021		Retail	600	613	613
Sinclair Television Group, Inc., 6.1%, 10/1/2022		Media	200	206	206
Spectrum Brands, Inc., 6.6%, 11/15/2022		Household Products/Wares	250	259	259
Springs Industries, Inc., 6.3%, 6/1/2021		Textiles	125	129	127
Sprint Communications, Inc., 7.0%, 8/15/2020		Telecommunications	55	58	57
Sprint Corp., 7.3%, 9/15/2021		Telecommunications	200	211	207
Sprint Corp., 7.6%, 2/15/2025		Telecommunications	150	160	148
Tenet Healthcare Corp., 6.8%, 6/15/2023		Healthcare-Services	250	245	245
TransDigm, Inc., 5.5%, 10/15/2020		Aerospace/Defense	325	329	327
TransDigm, Inc., 6.5%, 7/15/2024		Aerospace/Defense	200	204	205
Tribune Media Co., 5.9%, 7/15/2022		Media	350	359	356
Uniti Group, Inc. / CSL Capital LLC, 8.3%, 10/15/2023		Real Estate Investment Trusts	150	152	143
Welbilt, Inc., 9.5%, 2/15/2024		Machinery-Diversified	350	391	391
William Lyon Homes, Inc., 7.0%, 8/15/2022	(d)	Home Builders	375	388	385
Total Corporate Bonds				13,929	13,756

Convertible Bonds—12.8%
Apollo Commercial Real Estate Finance, Inc., 4.8%, 8/23/2022		Real Estate Investment Trusts	$287	$291	$287
Apollo Commercial Real Estate Finance, Inc., 5.5%, 3/15/2019		Real Estate Investment Trusts	250	264	267
BioMarin Pharmaceutical, Inc., 0.8%, 10/15/2018		Biotechnology	358	375	367
Blackstone Mortgage Trust, Inc., 4.8%, 3/15/2023		Real Estate Investment Trusts	181	178	179
Ctrip.com International Ltd., 1.0%, 7/1/2020		Internet	234	248	253
DHT Holdings, Inc., 4.5%, 10/1/2019		Transportation	500	498	485
DISH Network Corp., 2.4%, 3/15/2024		Media	545	480	485
Empire State Realty OP LP, 2.6%, 8/15/2019	(e)	Real Estate Investment Trusts	140	149	144
Envestnet, Inc., 1.8%, 12/15/2019		Software	124	130	136
Exact Sciences Corp., 1.0%, 1/15/2025		Biotechnology	112	103	100
FireEye, Inc., 1.6%, 6/1/2035		Internet	300	278	281
Guidewire Software, Inc., 1.3%, 3/15/2025		Software	150	147	147
IH Merger Sub LLC, 3.5%, 1/15/2022		Real Estate Investment Trusts	124	137	139
Insulet Corp., 1.3%, 9/15/2021		Healthcare-Products	72	83	112
Integrated Device Technology, Inc., 0.9%, 11/15/2022		Semiconductors	100	116	113
InterDigital, Inc., 1.5%, 3/1/2020		Telecommunications	200	230	232
Invacare Corp., 5.0%, 2/15/2021		Healthcare-Products	175	203	221
Medicines Co., 2.8%, 7/15/2023		Biotechnology	72	69	69
Medicines Co., 2.5%, 1/15/2022		Biotechnology	131	165	151
National Health Investors, Inc., 3.3%, 4/1/2021		Real Estate Investment Trusts	88	93	97
Nutanix, Inc., 0.0%, 1/15/2023	(e) (f)	IT Services	310	393	374
ON Semiconductor Corp., 1.0%, 12/1/2020		Semiconductors	607	820	869
Quotient Technology, Inc., 1.8%, 12/1/2022	(e)	Internet	48	48	50
Radius Health, Inc., 3.0%, 9/1/2024		Biotechnology	249	228	251
Rambus, Inc., 1.4%, 2/1/2023	(e)	Semiconductors	117	117	116
Redwood Trust, Inc., 4.8%, 8/15/2023		Real Estate Investment Trusts	402	396	391
ServiceNow, Inc., —%, 6/1/2022	(e) (f)	Software	132	155	176
Silicon Laboratories, Inc., 1.4%, 3/1/2022		Semiconductors	400	471	464

4

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Twitter, Inc., 1.0%, 9/15/2021		Internet	$321	$299	$301
United Microelectronics Corp., 0.0%, 5/18/2020	(f)	Semiconductors	400	439	455
Vishay Intertechnology, Inc., 2.3%, 5/15/2041		Electronics	650	712	731
Wright Medical Group N.V., 2.3%, 11/15/2021		Healthcare-Products	382	460	436
Total Convertible Bonds				8,775	8,879

Portfolio Company(a)	Footnotes	Yield	Shares	Cost	Fair Value(c)
Short-Term Investments—51.5%
State Street Institutional Treasury Plus Money Market Fund – Institutional Class	(g)	1.55%	35,770,198	$35,770	$35,770
Total Short-Term Investments				35,770	35,770

5

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Counterparty	Footnotes	Industry	Contracts	Cost	Fair Value(c)
Call Options Purchased—0.0%
Colony Northstar, Inc., $9.0, 4/18/2018	Morgan Stanley	(h)	Real Estate Investment Trusts	28	$1	$—
Total Call Options Purchased					1	—

Put Options Purchased—0.0%
ON Semiconductor Corp., $23.0, 4/18/2018	Morgan Stanley	(h)	Semiconductors	10	$1	$1
Redwood Trust, Inc., $12.5, 4/18/2018	Morgan Stanley	(h)	Real Estate Investment Trusts	36	—	1
Redwood Trust, Inc., $12.5, 7/18/2018	Morgan Stanley	(h)	Real Estate Investment Trusts	16	—	—
Total Put Options Purchased					1	2
TOTAL INVESTMENTS—84.1%					$58,476	$58,407
Other Assets in Excess of Liabilities—15.9%						11,023
Net Assets—100.0%						$69,430

6

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(dollar values in thousands, except share and per share amounts)

Investments Sold Short

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Corporate Bonds Sold Short—(0.2)%
AMC Entertainment Holdings, Inc., 5.9%, 11/15/2026		Entertainment	$(100)	$(98)	$(99)
CF Industries, Inc., 3.5%, 6/1/2023		Chemicals	(73)	(72)	(70)
Total Corporate Bonds Sold Short				(170)	(169)

Portfolio Company(a)	Footnotes	Industry	Shares(b)	Cost	Fair Value(c)
Common Stocks Sold Short—(6.2)%
Apollo Commercial Real Estate Finance, Inc.		Real Estate Investment Trusts	(10)	$(173)	$(173)
BioMarin Pharmaceutical, Inc.		Biotechnology	(1)	(86)	(80)
Blackstone Mortgage Trust, Inc.		Real Estate Investment Trusts	(1)	(33)	(33)
Ctrip.com International Ltd.		Internet	(2)	(93)	(94)
DHT Holdings, Inc.		Transportation	(13)	(49)	(43)
DISH Network Corp.		Media	(3)	(108)	(106)
Empire State Realty Trust, Inc.		Real Estate Investment Trusts	(2)	(33)	(30)
Envestnet, Inc.		Software	(1)	(63)	(68)
Exact Sciences Corp.		Biotechnology	(1)	(41)	(36)
Guidewire Software, Inc.		Software	(1)	(64)	(64)
Herbalife Ltd.		Pharmaceuticals	(1)	(70)	(70)
Insulet Corp.		Healthcare-Products	(1)	(67)	(91)
Integrated Device Technology, Inc.		Semiconductors	(2)	(67)	(64)
InterDigital, Inc.		Telecommunications	(2)	(116)	(114)
Invacare Corp.		Healthcare-Products	(8)	(129)	(139)
Invitation Homes, Inc.		Real Estate Investment Trusts	(3)	(74)	(75)
Live Nation Entertainment, Inc.		Commercial Services	(1)	(41)	(38)
Marriott Vacations Worldwide Corp.		Entertainment	(2)	(258)	(232)
Medicines Co.		Biotechnology	(3)	(116)	(106)
National Health Investors, Inc.		Real Estate Investment Trusts	(1)	(36)	(37)
Nutanix, Inc.		IT Services	(5)	(255)	(233)
ON Semiconductor Corp.		Semiconductors	(26)	(611)	(642)
Quotient Technology, Inc.		Internet	(2)	(22)	(22)
Radius Health, Inc.		Biotechnology	(3)	(105)	(120)
Rambus, Inc.		Semiconductors	(3)	(44)	(42)

7

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Shares(b)	Cost	Fair Value(c)
RedwoodTrust, Inc.		Real Estate Investment Trusts	(6)	$(100)	$(98)
ServiceNow, Inc.		Software	(1)	(127)	(143)
Silicon Laboratories, Inc.		Semiconductors	(3)	(271)	(259)
United Microelectronics Corp.		Semiconductors	(88)	(227)	(228)
Vishay Intertechnology, Inc.		Electronics	(31)	(566)	(584)
Wright Medical Group N.V.		Healthcare-Products	(13)	(276)	(249)
Total Common Stocks Sold Short				(4,321)	(4,313)
Total Securities Sold Short				(4,491)	(4,482)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value(c)	Premium (Received) Paid	Unrealized Appreciation	Unrealized Depreciation
Total Return Equity Swaps(i)—0.3%
Deutsche Bank	F - 0.4%	Starwood Property Trust, Inc.	10/23/2018	$45	$1	$—	$1	$—
Deutsche Bank	LIBOR - 0.4%	Golar LNG Ltd.	10/24/2018	207	8	—	8	—
Deutsche Bank	F - 0.4%	J2 Global, Inc.	10/27/2018	473	23	—	23	—
Deutsche Bank	F - 0.4%	AMAG Pharmaceuticals Inc.	10/23/2018	32	(1)	—	—	1
Deutsche Bank	F - 0.4%	Altaba, Inc.	11/17/2018	565	38	—	38	—
Deutsche Bank	F - 0.4%	Apollo Commercial Real Estate Finance, Inc.	10/26/2018	76	2	—	2	—
Deutsche Bank	F - 0.4%	DISH Network Corp.	10/16/2018	129	6	—	6	—
Deutsche Bank	F - 0.4%	Servicenow, Inc.	11/3/2018	471	23	—	23	—
Deutsche Bank	F - 0.4%	Aerojet Rocketdyne Holdings, Inc., 0%, 02/01/2018	11/8/2018	415	—	—	—	—
Deutsche Bank	F - 0.4%	World Wrestling Entertainment, 2.8%, 02/08/2018	10/10/2018	78	2	—	2	—
Deutsche Bank	F - 0.4%	Interdigital, Inc.	10/6/2018	45	1	—	1	—
Deutsche Bank	F - 0.4%	Liberty Media Corp.	10/19/2018	321	17	—	17	—
Deutsche Bank	F - 0.4%	Workday Inc.	10/12/2018	242	16	—	16	—
Deutsche Bank	F -0.4%	Nice Ltd., 2.3%, 02/15/2018	10/6/2018	716	23	—	23	—
Deutsche Bank	F -0.4%	Prudential Financial, Inc., 4.5%, 09/15/2047	10/6/2018	136	13	—	13	—
Deutsche Bank	F -0.4%	Insulet Corp.	10/16/2018	231	(5)	—	—	5
Deutsche Bank	F -0.4%	Hannon Armstrong Sustainable Infrastructure	10/16/2018	90	(5)	—	—	5
Deutsche Bank	LIBOR - 0.4%	Veeco Instruments, Inc.	12/7/2018	62	7	—	7	—
Total Total Return Equity Swaps					$169	$—	$180	$11

8

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value(c)	Premium (Received) Paid	Unrealized Appreciation	Unrealized Depreciation
Total Return Debt Swaps(i)—(0.3)%
Deutsche Bank	Aerojet Rocketdyne Holdings, 2.3%, 12/15/2023	LIBOR + 0.9%	11/8/2018	$550	$23	$(7)	$30	$—
Deutsche Bank	Hannon Armstrong Sustainable Infrastructure, 4.1%, 09/01/2022	LIBOR + 0.9%	10/16/2018	377	7	1	6	—
Deutsche Bank	Insulet Corporation, 1.3% 9/15/2021	LIBOR + 0.9%	11/9/2018	188	7	(5)	12	—
Deutsche Bank	Interdigital, Inc.	LIBOR + 0.9%	10/12/2018	54	(1)	(1)	—	0
Deutsche Bank	World Wrestling Entertainment, 3.4%, 12/15/2023	LIBOR + 0.9%	10/10/2018	64	(2)	(2)	0	—
Deutsche Bank	AMAG Pharmaceuticals Inc., 3.3%, 06/01/2022	LIBOR + 0.9%	10/23/2018	75	(2)	—	—	2
Deutsche Bank	Apollo Commercial Real Estate Finance, Inc., 4.8%, 08/23/2022	LIBOR + 0.8%	10/26/2018	250	(2)	—	—	2
Deutsche Bank	AMC Entertainment Inc., 5.9%, 02/15/2022	LIBOR + 1.45%	11/17/2020	375	(4)	(6)	2	—
Deutsche Bank	DISH Network Corp., 3.4%, 08/15/2026	LIBOR + 0.9%	10/16/2018	335	(4)	1	—	5
Deutsche Bank	CCO Holdings, 5.3%, 09/30/2022	LIBOR + 1.45%	11/17/2020	126	(6)	(4)	—	2
Deutsche Bank	Starwood Property Trust, Inc., 4.4%, 04/01/2023	LIBOR + 0.9%	10/23/2018	394	(9)	(1)	—	8
Deutsche Bank	Veeco Instruments, Inc., 2.7%, 01/15/2023	LIBOR + 0.9%	12/7/2018	364	(9)	1	—	10
Deutsche Bank	II-VI, Inc., 0.3%, 09/01/2022	LIBOR + 0.9%	10/6/2018	181	(13)	(2)	—	11
Deutsche Bank	Liberty Media Corp., 1.0%, 01/30/2023	LIBOR + 0.9%	3/21/2019	550	(15)	(1)	—	14
Deutsche Bank	Workday Inc., 1.5%, 07/15/2020	LIBOR + 0.9%	10/12/2018	167	(17)	(8)	—	9
Deutsche Bank	Golar LNG Ltd., 2.8%, 02/15/2022	LIBOR + 0.9%	2/22/2019	500	(18)	(1)	—	17
Deutsche Bank	Servicenow, Inc.	LIBOR + 0.9%	11/3/2018	456	(22)	(10)	—	12
Deutsche Bank	J2 Global, Inc. 3.3%, 06/15/2029	LIBOR + 0.9%	10/27/2018	500	(28)	(9)	—	19
Deutsche Bank	Nice Ltd., 1.3%, 01/15/2024	LIBOR + 0.9%	1/18/2019	783	(40)	(9)	—	31
Deutsche Bank	Altaba, Inc.	LIBOR + 0.9%	11/17/2018	400	(46)	(11)	—	35
Total Total Return Debt Swaps					$(201)	$(74)	$50	$177

9

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value(c)	Premium (Received) Paid	Unrealized Appreciation	Unrealized Depreciation
Total Return Index Swaps(i)—0.0%
Barclays Bank PLC	Total return on Barclays Trendstar + Alt Roll 2 Index(j)	Fixed rate of 0.70%	5/16/2018	$3,000	$—	$—	$—	$—
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index – Bond Index(k)	Fixed rate of 0.55%	5/16/2018	3,150	—	—	—	—
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index – Developed FX Index(l)	Fixed rate of 0.55%	5/16/2018	1,260	—	—	—	—
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index – Equity Index(m)	Fixed rate of 0.55%	5/16/2018	3,150	—	—	—	—
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index –Money Market(n)	Fixed rate of 0.55%	5/16/2018	3,150	—	—	—	—
Barclays Bank PLC	Total return on Barclays Cross Asset Trend Index – EM FX Index(o)	Fixed rate of 0.55%	5/16/2018	1,890	—	—	—	—
Goldman Sachs International	Total return on Goldman Sachs FX Multi Factor(p)	Fixed rate of 0.45%	5/31/2019	4,800	—	—	—	—
Goldman Sachs International	Total return on Goldman Sachs Cross Asset Trend Risk Parity(q)	Fixed rate of 0.15%	5/16/2018	1,875	—	—	—	—
Goldman Sachs International	Total return on Goldman Sachs Cross Asset Trend Risk Parity(q)	Fixed rate of 0.15%	9/20/2018	506	—	—	—	—
Goldman Sachs International	Total return on Goldman Sachs Cross Asset Trend Risk Parity(q)	Fixed rate of 0.15%	8/29/2018	300	—	—	—	—
Goldman Sachs International	Total return on Goldman Sachs Cross Asset Trend Risk Parity(q)	Fixed rate of 0.15%	5/18/2018	337	—	—	—	—
Goldman Sachs International	Total return on Goldman Sachs Cross Asset Trend Risk Parity(q)	Fixed rate of 0.15%	5/16/2018	300	—	—	—	—
Goldman Sachs International	Total return on Goldman Sachs Cross Asset Trend Risk Parity(q)	Fixed rate of 0.15%	5/16/2018	506	—	—	—	—
Goldman Sachs International	Total return on Goldman Sachs Cross Asset Trend Risk Parity(q)	Fixed rate of 0.15%	5/16/2018	493	—	—	—	—
Goldman Sachs International	Total return on Goldman Sachs Cross Asset Trend Risk Parity(q)	Fixed rate of 0.15%	5/16/2018	603	(1)	—	—	1

10

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value(c)	Premium (Received) Paid	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	Total return on Goldman Sachs Cross Asset Trend Risk Parity(q)	Fixed rate of 0.15%	5/16/2018	$450	$—	$—	$—	$—
Goldman Sachs International	Total return on Goldman Sachs Equity Factor Index World(r)	Fixed rate of 0.40%	5/16/2018	2,500	—	—	—	—
Goldman Sachs International	Total return on Goldman Sachs Equity Factor Index World(r)	Fixed rate of 0.40%	9/20/2018	674	1	—	1	—
Goldman Sachs International	Total return on Goldman Sachs Equity Factor Index World(r)	Fixed rate of 0.40%	8/29/2018	400	—	—	—	—
Goldman Sachs International	Total return on Goldman Sachs Equity Factor Index World(r)	Fixed rate of 0.40%	5/18/2018	400	—	—	—	—
Goldman Sachs International	Total return on Goldman Sachs Equity Factor Index World(r)	Fixed rate of 0.40%	5/16/2018	450	1	—	1	—
Goldman Sachs International	Total return on Goldman Sachs Equity Factor Index World(r)	Fixed rate of 0.40%	5/16/2018	650	1	—	1	—
Goldman Sachs International	Total return on Goldman Sachs Equity Factor Index World(r)	Fixed rate of 0.40%	5/16/2018	600	1	—	1	—
Goldman Sachs International	Total return on Goldman Sachs Equity Factor Index World(r)	Fixed rate of 0.40%	5/16/2018	1,885	2	—	2	—
Goldman Sachs International	Total return on Goldman Sachs Equity Factor Index World(r)	Fixed rate of 0.40%	5/16/2018	894	1	—	1	—
JP Morgan Chase Bank, N.A.	Total return on J. P. Morgan Government Bond Carry-to-Risk Index(s)	Fixed rate of 0.40%	5/16/2018	3,000	(1)	—	—	1
JP Morgan Chase Bank, N.A.	Total return on JPM US Conviction Mean Reversion(t)	Fixed rate of 0.20%	5/31/2019	1,803	—	—	—	—
Morgan Stanley Capital Services LLC	Total return on Morgan Stanley Equity Risk Premia Multi-Factor Index(u)	Fixed rate of 0.45%	5/16/2018	8,454	3	—	3	—
Morgan Stanley Capital Services LLC	Total return on Morgan Stanley eVol Hedge Index(v)	Fixed rate of 0.80%	5/16/2018	600	—	—	—	—
Morgan Stanley Capital Services LLC	Total return on Morgan Stanley Tactical Long Side Factor Index(w)	Fixed rate of 0.50%	5/16/2018	1,177	—	—	—	—

11

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value(c)	Premium (Received) Paid	Unrealized Appreciation	Unrealized Depreciation
Societe Generale	Total return on Societe Generale International Merger Arbitrage Premia Index(x)	One month LIBOR + 0.42%	6/5/2018	$12,000	$—	$—	$—	$—
Societe Generale	Total return on SGI US Delta Capped Mean Reversion Index(y)	Fixed rate of 0.15%	5/31/2019	1,200	—	—	—	—
Total Total Return Index Swaps					$8	$—	$10	$2
Total					$(24)	$(74)	$240	$190

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value as of March 31, 2018 is determined by the board of trustees of FS Series Trust (the “Trust’’). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(d)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $1,377, which represents approximately 2.0% of net assets as of March 31, 2018.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,617, which represents approximately 2.30% of net assets as of March 31, 2018.

(f)	Issued with a zero coupon.

(g)	Rate represents the seven-day yield as of March 31, 2018.

(h)	Non-income producing security.

(i)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(j)	Monetary policy strategy that takes advantage of central bank policy trends though curve positioning.

Top Underlying Components		Notional	Percentage of Notional
Cash
	US DOLLAR	13,346	444.86%
Futures
	BARCLAYS INVESTABLE SWAP INDEX USD 2 YR TRI FUTURE	(13,346)	-444.86%
	90 DAY EURO$ FUTURE June 18	(10,346)	-344.86%
	BARCLAYS INVESTABLE SWAP INDEX USD 10 YR TRI FUTURE	3,000	100.00%

12

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(dollar values in thousands, except share and per share amounts)

(k)	A futures-based trend-following strategy taking a long or short position to capture trends across equity, FX, and government bonds.

Top Underlying Components		Notional	Percentage of Notional
Futures
	US 2YR NOTE (CBT) FUTURE Jun 18	(3,150)	-100.00%
	US 5YR NOTE (CBT) FUTURE Jun 18	(1,575)	-50.00%
	JPN 10YR BOND (OSE) FUTURE Jun 18	788	25.00%
	US 10YR NOTE (CBT) FUTURE Jun 18	(788)	-25.00%

(l)	A futures-based trend-following strategy taking a long or short position to capture trends across equity, FX, and government bonds.

Top Underlying Components		Notional	Percentage of Notional
Futures
	CAD/USD CURRENCY FUTURE Jun 18	(275)	-21.83%
	JPY/USD CURRENCY FUTURE Jun 18	263	20.88%
	NZD/USD CURRENCY FUTURE Jun 18	252	19.99%
	GBP/USD CURRENCY FUTURE Jun 18	206	16.38%

(m)	A futures-based trend-following strategy taking a long or short position to capture trends across equity, FX, and government bonds.

Top Underlying Components		Notional	Percentage of Notional
Futures
	DAX INDEX FUTURE Jun 18	(260)	-8.26%
	S&P 500 INDEX FUTURE Jun 18	221	7.01%
	HANG SENG INDEX FUTURE Apr 18	212	6.74%
	NASDAQ 100 E-MINI INDEX FUTURE Jun 18	198	6.30%
	MSCI TAIWAN INDEX FUTURE Apr 18	158	5.01%

(n)	A futures-based trend-following strategy taking a long or short position to capture trends across equity, FX, and government bonds.

Top Underlying Components		Notional	Percentage of Notional
Futures
	90 DAY EURO$ FUTURE Mar 20	(4,725)	-150.00%
	90 DAY EURO$ FUTURE Jun 20	(4,725)	-150.00%
	90 DAY EURO$ FUTURE Sep 20	(4,725)	-150.00%
	90 DAY EURO$ FUTURE Dec 20	(4,725)	-150.00%
	3MO EURO EURIBOR FUTURE Mar 20	4,725	150.00%
	3MO EURO EURIBOR FUTURE Jun 20	4,725	150.00%
	3MO EURO EURIBOR FUTURE Sep 20	4,725	150.00%
	3MO EURO EURIBOR FUTURE Dec 20	4,725	150.00%
	90 DAY STERLING FUTURE Mar 20	(2,363)	-75.00%
	90 DAY STERLING FUTURE Jun 20	(2,363)	-75.00%
	90 DAY STERLING FUTURE Sep 20	(2,363)	-75.00%
	90 DAY STERLING FUTURE Dec 20	(2,363)	-75.00%

13

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(dollar values in thousands, except share and per share amounts)

(o)	A futures-based trend-following strategy taking a long or short position to capture trends across equity, FX, and government bonds.

Top Underlying Components		Notional	Percentage of Notional
Futures
	USD/TRY CURRENCY FUTURE Jun 18	(511)	27.01%
	IDR/USD CURRENCY FUTURE May 18	(510)	-26.99%
	USD/SGD CURRENCY FUTURE May 18	(470)	24.87%
	PHP/USD CURRENCY FUTURE May 18	(392)	-20.77%
	RUB/USD CURRENCY FUTURE Jun 18	247	13.08%
	CZK/USD CURRENCY FUTURE Jun 18	243	12.87%

(p)	Seeks to buy currencies with higher interest rates and sell currencies with lower interest rates (i.e. "Carry") and monetize the tendency for foreign exchange rates to revert to fair value in the long run (i.e. "Value").

Top Underlying Components		Notional	Percentage of Notional
Forwards
	USD/MXN 1MO FORWARD	2,639	46.19%
	USD/TRY 1MO FORWARD	2,533	43.53%
	USD/CHF 1MO FORWARD	(2,484)	-42.98%
	USD/ZAR 1MO FORWARD	2,308	39.78%
	USD/KRW 1MO FORWARD	(1,414)	-27.06%
	USD/SGD 1MO FORWARD	(1,293)	-22.40%
	USD/INR 1MO FORWARD	1,292	22.47%
	USD/HUF 1MO FORWARD	(1,282)	-22.79%
	USD/NZD 1MO FORWARD	(1,281)	-22.49%
	USD/NOK 1MO FORWARD	1,275	22.23%
	USD/RUB 1MO FORWARD	(1,274)	-20.29%
	USD/PHP 1MO FORWARD	1,185	20.65%
	USD/TWD 1MO FORWARD	(922)	-16.05%
	USD/EUR 1MO FORWARD	(797)	-14.10%
	USD/GBP 1MO FORWARD	(623)	-8.44%
	USD/IDR 1MO FORWARD	371	6.46%
	USD/ILS 1MO FORWARD	(127)	-2.78%

14

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(dollar values in thousands, except share and per share amounts)

(q)	A futures-based trend-following strategy taking a long or short position to capture trends across equity, FX, and government bonds.

Top Underlying Components		Notional	Percentage of Notional
Futures
	US 2YR NOTE (CBT) FUTURE Jun 18	(6,629)	122.77%
	EURO-SCHATZ FUTURE Jun 18	5,998	111.08%
	3MO EURO EURIBOR FUTURE Sep 18	5,021	92.99%
	3MO EURO EURIBOR FUTURE Dec 18	5,021	92.98%
	90DAY STERLING FUTURE Sep 18	(5,014)	-92.85%
	3MO EURO EURIBOR FUTURE Jun 19	5,013	92.83%
	90DAY STERLING FUTURE Dec 18	(5,008)	-92.75%
	3MO EURO EURIBOR FUTURE Sep 19	5,007	92.72%
	90DAY STERLING FUTURE Jun 19	(5,000)	-92.60%
	90DAY STERLING FUTURE Sep 19	(4,997)	-92.54%
	90DAY EURO$ FUTURE Sep 18	(4,913)	-90.98%
	90DAY EURO$ FUTURE Dec 18	(4,905)	-90.85%
	90DAY EURO$ FUTURE Jun 19	(4,895)	-90.66%
	90DAY EURO$ FUTURE Sep 19	(4,893)	-90.61%
	US 5YR NOTE (CBT) FUTURE Jun 18	(2,628)	-48.67%
	JAPAN 10Y BOND (OSE) FUTURE Jun 18	1,966	36.42%
	US 10YR NOTE (CBT) FUTURE Jun 18	(1,314)	-24.33%
	LONG GILT FUTURE Jun 18	(1,198)	-22.18%
	EURO-BOBL FUTURE Jun 18	(951)	-17.61%
	US LONG BOND (CBT) FUTURE Jun 18	(836)	-15.48%
	TWD/USD CURRENCY FUTURE May 18	609	11.27%
	USD/SGD CURRENCY FUTURE May 18	(543)	10.05%
	IDR/USD CURRENCY FUTURE May 18	(526)	-9.75%
	IRD/USD CURRENCY FUTURE May 18	510	9.45%
	PHP/USD CURRENCY FUTURE May 18	(461)	-8.53%
	USD/CNH CURRENCY FUTURE Jun 18	(444)	8.23%
	KRW/USD CURRENCY FUTURE Jun 18	329	6.09%
	CAD/USD CURRENCY FUTURE Jun 18	(315)	-5.84%
	EUR/USD CURRENCY FUTURE Jun 18	297	5.50%
	CHF/USD CURRENCY FUTURE Jun 18	278	5.15%
	JPY/USD CURRENCY FUTURE Jun 18	278	5.15%
	USD/CLP CURRENCY FUTURE Jun 18	(268)	4.96%
	NZD/USD CURRENCY FUTURE Jun 18	260	4.81%
	NOK/USD CURRENCY FUTURE Jun 18	260	4.81%
	HUF/USD CURRENCY FUTURE Jun 18	247	4.57%
	ILS/USD CURRENCY FUTURE Jun 18	247	4.57%
	CZK/USD CURRENCY FUTURE Jun 18	247	4.57%
	RUB/USD CURRENCY FUTURE Jun 18	247	4.57%
	GBP/USD CURRENCY FUTURE Jun18	241	4.47%
	PLN/USD CURRENCY FUTURE Jun18	226	4.19%
	MXN/USD CURRENCY FUTURE Jun 18	206	3.81%
	FTSE 100 INDEX FUTURE Jun 18	(185)	-3.43%
	BRL/USD CURRENCY FUTURE Jun18	185	3.43%
	SET 50 INDEX FUTURE Jun 18	180	3.33%
	SWISS MARKET INDEX FUTURE Jun 18	(162)	-3.00%
	IBEX 35 INDEX FUTURE Apr 18	(157)	-2.91%
	EURO STOXX 50 FUTURE Jun 18	(148)	-2.74%
	ZAR/USD CURRENCY FUTURE Jun 18	144	2.67%
	FTSE/MIB INDEX FUTURE Jun 18	137	2.55%
	DAX INDEX FUTURE Jun 18	(133)	-2.46%

15

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(dollar values in thousands, except share and per share amounts)

(r)	Market neutral strategy that seeks to provide exposure to 5 well-known and researched equity risk premia: Low Beta, Size, Value, Momentum and Quality.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Apple Inc	(3,308)	(555)	-6.57%
Microsoft Corp	(5,511)	(503)	-5.95%
Amazon.com Inc	(211)	(306)	-3.62%
JPMorgan Chase & Co	(2,610)	(287)	-3.39%
Alphabet Inc	(225)	(233)	-2.75%
Bank of America Corp	(7,436)	(223)	-2.64%
Facebook Inc	(1,214)	(194)	-2.29%
Berkshire Hathaway Inc	(952)	(190)	-2.25%
Exxon Mobil Corp	(2,533)	(189)	-2.24%
Nestle SA	(2,340)	(185)	-2.19%
Wells Fargo & Co	(3,511)	(184)	-2.18%
Intel Corp	(3,514)	(183)	-2.17%
Alphabet Inc	(166)	(171)	-2.02%
AT&T Inc	(4,628)	(165)	-1.95%
Chevron Corp	(1,429)	(163)	-1.93%
Cisco Systems Inc	(3,707)	(159)	-1.89%
Home Depot Inc/The	(875)	(156)	-1.85%
UnitedHealth Group Inc	(729)	(156)	-1.84%
Visa Inc	(1,304)	(156)	-1.84%
ABIOMED Inc	515	150	1.78%
HollyFrontier Corp	3,070	150	1.77%
Church & Dwight Co Inc	2,879	145	1.71%
Broadridge Financial Solutions	1,322	145	1.71%
Old Dominion Freight Line Inc	980	144	1.71%
BCE Inc	3,323	143	1.69%
Expeditors International of Wa	2,243	142	1.68%
CenterPoint Energy Inc	5,146	141	1.67%
HSBC Holdings PLC	(150)	(140)	-1.66%
Andeavor	1,392	140	1.66%
Boeing Co/The	(424)	(139)	-1.65%
Teradyne Inc	3,019	138	1.64%
Johnson & Johnson	(1,069)	(137)	-1.62%
IAC/InterActiveCorp	870	136	1.61%
Total System Services Inc	1,577	136	1.60%
L3 Technologies Inc	649	135	1.59%
CA Inc	3,982	135	1.59%
Swisscom AG	271	134	1.58%
Rockwell Collins Inc	986	133	1.58%
Coca-Cola Co/The	(3,039)	(132)	-1.56%
ANSYS Inc	842	132	1.56%
Leidos Holdings Inc	2,003	131	1.55%
Nissan Motor Co Ltd	12,641	130	1.54%
Marathon Petroleum Corp	1,778	130	1.53%
Estee Lauder Cos Inc/The	862	129	1.53%
Tiffany & Co	1,321	129	1.53%
Centene Corp	1,207	129	1.53%
Synopsys Inc	1,550	129	1.53%
Fifth Third Bancorp	4,031	128	1.52%
Live Nation Entertainment Inc	3,014	127	1.50%
Novartis AG	(1,560)	(126)	-1.50%

16

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(dollar values in thousands, except share and per share amounts)

(s)	Seeks to deliver enhanced returns by allocating exposure to assets from a set of government bond futures by computing the ratio of implied carry to three-month realized volatility, allocating evenly weighted risk exposure to all assets with a ratio above the set threshold.

Top Underlying Components		Notional	Percentage of Notional
Futures
	EURO-SCHATZ FUTURE Jun 18	1,715	57.16%
	JAPAN 10Y BOND (OSE) FUTURE Jun 18	1,711	57.03%
	US 2YR NOTE (CBT) FUTURE Jun 18	1,706	56.87%
	US 5YR NOTE (CBT) FUTURE Jun 18	647	21.57%
	EURO-BUND FUTURE Jun 18	328	10.92%

(t)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components		Shares	Notional	Percentage of Notional
Index
	S&P 500 Index	24	63	3.52%

17

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(dollar values in thousands, except share and per share amounts)

(u)	Market neutral strategy that seeks to provide exposure to 5 well-known and researched equity risk premia: Low Beta, Size, Value, Momentum and Quality.

Top Underlying Components	Shares	Notional	Percentage of Notional
Cash
US DOLLAR		8,165	97.09%
Common Stock
General Electric Co	(14,502)	(195)	-2.32%
AGNC Investment Corp	9,351	177	2.10%
RioCan Real Estate Investment	9,488	174	2.07%
AltaGas Ltd	9,206	170	2.03%
Schlumberger Ltd	(2,472)	(160)	-1.90%
Equinix Inc	(382)	(160)	-1.90%
Continental Resources Inc/OK	(2,699)	(159)	-1.89%
Mattel Inc	(11,743)	(154)	-1.84%
Valero Energy Corp	1,661	154	1.83%
H&R Real Estate Investment Tru	9,334	152	1.81%
Seagate Technology PLC	2,594	152	1.80%
Arrow Electronics Inc	1,928	148	1.77%
PG&E Corp	(3,314)	(146)	-1.73%
TESARO Inc	(2,542)	(145)	-1.73%
UniCredit SpA	(6,919)	(145)	-1.72%
Inter Pipeline Ltd	8,215	143	1.70%
Allergan PLC	(834)	(140)	-1.67%
Coty Inc	(7,649)	(140)	-1.66%
HollyFrontier Corp	2,698	132	1.57%
SEI Investments Co	1,749	131	1.56%
Wyndham Worldwide Corp	1,145	131	1.56%
Digital Realty Trust Inc	(1,242)	(131)	-1.56%
Under Armour Inc	(8,979)	(129)	-1.53%
Autodesk Inc	(1,009)	(127)	-1.51%
Liberty Global PLC	(4,045)	(127)	-1.51%
Kohl's Corp	1,908	125	1.49%
Coca-Cola Co/The	(2,875)	(125)	-1.48%
SmartCentres Real Estate Inves	5,444	123	1.46%
Avnet Inc	2,925	122	1.45%
Marathon Petroleum Corp	1,644	120	1.43%
Ralph Lauren Corp	1,067	119	1.42%
Linamar Corp	2,177	119	1.41%
Noble Energy Inc	(3,922)	(119)	-1.41%
Crown Castle International Cor	(1,073)	(118)	-1.40%
Incyte Corp	(1,403)	(117)	-1.39%
Keyera Corp	4,445	116	1.37%
FLIR Systems Inc	2,294	115	1.36%
Twenty-First Century Fox Inc	(3,141)	(114)	-1.36%
TripAdvisor Inc	(2,779)	(114)	-1.35%
Jack Henry & Associates Inc	938	113	1.35%
First Capital Realty Inc	7,115	112	1.34%
American Tower Corp	(770)	(112)	-1.33%
CI Financial Corp	5,182	111	1.32%
Tenaris SA	(6,429)	(110)	-1.31%
Philip Morris International In	(1,101)	(109)	-1.30%
Stericycle Inc	(1,856)	(109)	-1.29%
Eastman Chemical Co	1,024	108	1.29%
TDC A/S	(12,980)	(108)	-1.28%
Metro Inc	3,371	108	1.28%

18

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(dollar values in thousands, except share and per share amounts)

(v)	Dynamic hedging strategy that buys long volatility protection when equity markets decline.

Top Underlying Components		Notional	Percentage of Notional
Cash
	US DOLLAR	192	31.96%
Futures
	CBOE VIX FUTURE Jun 18	205	34.20%
	CBOE VIX FUTURE May 18	126	21.04%
	CBOE VIX FUTURE Jul 18	77	12.80%

(w)	Dynamic hedging strategy that buys large cap exposure and sells small cap exposure when credit markets decline.

Top Underlying Components		Notional	Percentage of Notional
Cash
	US DOLLAR	1,208	102.35%
Futures
	Russell 2000 E-MINI Index FUTURE Jun 18	(953)	-80.76%
	S&P 500 E-MINI Index FUTURE Jun 18	926	78.41%

19

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2018

(dollar values in thousands, except share and per share amounts)

(x)	Hedged stock selection strategy that buys and sells stocks of companies involved in announced mergers.

Top Underlying Components		Shares	Notional	Percentage of Notional
Cash
	US DOLLAR		585	4.88%
Common Stock
	Strayer Education Inc	(11,237)	(1,135)	-9.46%
	Vistra Energy Corp	(54,387)	(1,133)	-9.44%
	Dynegy Inc	83,416	1,128	9.40%
	Capella Education Co	12,842	1,122	9.35%
	DST Systems Inc	12,489	1,045	8.71%
	Dominion Energy Inc	(15,308)	(1,032)	-8.60%
	Pinnacle Entertainment Inc	32,402	977	8.14%
	LHC Group Inc	(15,495)	(954)	-7.95%
	Almost Family Inc	16,935	948	7.90%
	Tribune Media Co	22,394	907	7.56%
	SCANA Corp	22,883	859	7.16%
	Orbital ATK Inc	6,465	857	7.14%
	Praxair Inc	(5,786)	(835)	-6.96%
	Linde AG	3,758	791	6.59%
	Archrock Inc	(80,344)	(703)	-5.86%
	Archrock Partners LP	57,388	701	5.84%
	BUWOG AG	19,364	692	5.77%
	Express Scripts Holding Co	9,880	683	5.69%
	MuleSoft Inc	14,378	632	5.27%
	Aecon Group Inc	44,204	630	5.25%
	Cavium Inc	7,830	622	5.18%
	Kindred Healthcare Inc	59,803	547	4.56%
	CommerceHub Inc	21,255	478	3.99%
	Sky PLC	262	476	3.97%
	WGL Holdings Inc	5,635	471	3.93%
	Refresco Group NV	19,109	469	3.91%
	Akorn Inc	21,706	406	3.38%
	Cigna Corp	(2,405)	(403)	-3.36%
	Blue Buffalo Pet Products Inc	9,471	377	3.14%
	Oclaro Inc	39,014	373	3.11%
	Connecticut Water Service Inc	5,915	358	2.98%
	Marvell Technology Group Ltd	(17,035)	(358)	-2.98%
	Penn National Gaming Inc	(13,609)	(357)	-2.98%
	SJW Group	(6,728)	(355)	-2.96%
	Yoox Net-A-Porter Group SpA	7,417	345	2.87%
	XL Group Ltd	5,089	281	2.34%
	Validus Holdings Ltd	3,607	243	2.03%
	Genworth Financial Inc	85,398	242	2.01%
	First Financial Bancorp	(7,809)	(229)	-1.91%
	MainSource Financial Group Inc	5,628	229	1.91%
	Avigilon Corp	10,363	217	1.81%
	Ply Gem Holdings Inc	9,965	215	1.79%
	Abertis Infraestructuras SA	8,102	182	1.51%
	Essilor International Cie Gene	(1,214)	(164)	-1.36%
	Luxottica Group SpA	2,633	164	1.36%
	Microsemi Corp	2,498	162	1.35%
	Sinclair Broadcast Group Inc	(5,151)	(161)	-1.34%
	Lumentum Holdings Inc	(2,481)	(158)	-1.32%
	Callidus Software Inc	4,312	155	1.29%

(y)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components		Shares	Notional	Percentage of Notional
Index
	S&P 500 Index	141	373	31.11%

F — Federal Funds Effective Rate (As of March 31, 2018, F was 1.68%)

LIBOR — London Interbank Offered Rate (As of March 31, 2018, One Month LIBOR was 1.88%)

USD — US Dollar, JPY — Japanese Yen, CHF — Swiss Franc, CAD — Canadian Dollar, NOK — Norwegian Krone, IDR — Indonesian Rupiah, INR — India Rupee, KRW — South Korean Won, PLN — Polish Zloty, MXN — Mexican Peso, ZAR — South African Rand, SGD — Singapore Dollar, CNH — Chinese Yuan, PHP — Philippine Peso, ILS — Israeli Shekel, CZK — Czech Koruna, EUR — Euro, HUF — Hungarian Forint, RUB — Russian Ruble, NZD — New Zealand Dollar, GBP — British Pound, TRY — Turkish Lira, TWD — Taiwan Dollar, CLP — Chilean Peso, IRD — Dubai India Rupee, BRL — Brazilian Real

20

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the period from May 16, 2017 (Commencement of Operations) to December 31, 2017.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of March 31, 2018:

	March 31, 2018
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$35,770	$35,770	61%
Corporate Bonds	13,929	13,756	24%
Convertible Bonds	8,775	8,879	15%
Put Options Purchased	1	2	0%
Call Options Purchased	1	—	—
	$58,476	$58,407	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

As of March 31, 2018, the Fund was not deemed to “control” any of its portfolio companies, the Fund was not deemed to be an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of March 31, 2018:

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	March 31, 2018
Industry Classification	Fair Value	Percentage of Portfolio
Real Estate Investment Trusts	$3,078	5.3%
Semiconductors	2,481	4.3%
Media	2,040	3.5%
Healthcare-Services	1,112	1.9%
Electronics	993	1.7%
Retail	972	1.7%
Biotechnology	938	1.6%
Telecommunications	894	1.5%
Internet	885	1.5%
Healthcare-Products	769	1.3%
Home Builders	735	1.3%
Holding Companies-Diversified	728	1.3%
Pipelines	535	0.9%
Aerospace/Defense	532	0.9%
Commercial Services	531	0.9%
Entertainment	490	0.8%
Transportation	485	0.8%
Software	459	0.8%
Machinery-Diversified	391	0.7%
IT Services	374	0.6%
Miscellaneous Manufacturing	363	0.6%
Electric	309	0.5%
Apparel	307	0.5%
Iron/Steel	292	0.5%
Household Products/Wares	259	0.5%
Oil & Gas	226	0.4%
Distribution/Wholesale	211	0.4%
Auto Parts & Equipment	207	0.4%
Packaging & Containers	168	0.3%
Construction Materials	153	0.3%
Pharmaceuticals	139	0.2%
Forest Products & Paper	133	0.2%
Textiles	127	0.2%
Electrical Computer & Equipment	103	0.2%
Gas	75	0.1%
Office/Business Equipment	74	0.1%
Food	69	0.1%
Short-Term Investments	35,770	61.2%
	$58,407	100.0%

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

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Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of March 31, 2018, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs	March 31, 2018
Level 1 - Price quotations in active markets	$2
Level 2 - Significant other observable inputs	58,405
Level 3 - Significant unobservable inputs	—
Total	$58,407

As of March 31, 2018, the Fund’s investments sold short were categorized as follows in the fair value hierarchy:

Valuation Inputs	March 31, 2018
Level 1 - Price quotations in active markets	$(4,313)
Level 2 - Significant other observable inputs	(169)
Level 3 - Significant unobservable inputs	—
Total	$(4,482)

As of March 31, 2018, the Fund’s total return swaps were categorized as follows in the fair value hierarchy (amount shown represents unrealized gain (loss) at period end):

	March 31, 2018
Valuation Inputs	Assets	Liabilities
Level 1—Price quotations in active markets	$—	$—
Level 2—Significant other observable inputs	240	190
Level 3—Significant unobservable inputs	—	—
Total	$240	$190

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Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this Form N-Q and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

The certifications of the Trust’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Series Trust

By:	/s/ Michael c. Forman
	Name:	Michael C. Forman
	Title:	President
	Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael c. Forman
	Name:	Michael C. Forman
	Title:	President
(Principal Executive Officer)
	Date:	May 25, 2018

By:	/s/ William goebel
	Name:	William Goebel
	Title:	Chief Financial Officer
(Principal Financial Officer)
	Date:	May 25, 2018